Mercer Funds

Notes to Schedule of Investments

June 30, 2022 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Mercer Investments LLC (the “Advisor”), a Delaware limited liability company, serves as the investment advisor to the Funds. The Advisor manages each Fund using a “manager of managers” approach by selecting one or more Sub-advisers (each a “Sub-adviser,” and collectively referred to as the “Sub-advisers”) to manage each Fund’s assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services – Investment Companies.

Under the 1940 Act, each Fund is classified as diversified.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of June 30, 2022, each Fund had Class Y-3 shares outstanding. In addition, Non-US Core Equity and Core Fixed had Class I shares outstanding. No other classes of shares are outstanding as of June 30, 2022.

2.	Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Sub-adviser as the

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Notes to Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ official closing price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Sub-adviser) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. In that regard, at June 30, 2022, substantially all foreign equity securities held by Non-US Core Equity,

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Emerging Markets and Global Low Volatility were fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2022, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the Schedule of Investments, Futures Contracts and State Street Institutional U.S. Government Money Market Fund, Premier Class whose value was determined using Level 1 inputs.

The following is a summary of the portfolio securities by level based on inputs used as of June 30, 2022 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Australia	$145,388,756	$439,682	$0	*	$145,828,438
Austria	8,549,894	—	—		8,549,894
Belgium	12,352,233	—	—		12,352,233
Brazil	32,671,452	—	—		32,671,452
Canada	69,008,698	—	—		69,008,698
China	23,864,823	—	—		23,864,823
Denmark	79,706,199	—	—		79,706,199
Finland	24,152,607	—	—		24,152,607
France	359,523,372	—	—		359,523,372
Georgia	719,458	—	—		719,458
Germany	258,231,467	—	—		258,231,467

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Notes to Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Hong Kong	$6,733,993	$—	$—		$6,733,993
Hungary	4,188,821	—	—		4,188,821
India	10,397,150	—	—		10,397,150
Indonesia	6,908,242	—	—		6,908,242
Ireland	29,263,861	—	—		29,263,861
Israel	14,937,690	—	—		14,937,690
Italy	56,865,652	—	—		56,865,652
Japan	586,084,142	—	—		586,084,142
Malaysia	2,087,021	—	—		2,087,021
Mexico	3,470,266	—	—		3,470,266
Netherlands	162,020,737	—	—		162,020,737
Norway	20,413,414	—	—		20,413,414
Philippines	225,486	—	—		225,486
Portugal	1,199,149	—	0	*	1,199,149
Russia	—	—	310,140		310,140
Singapore	8,247,908	—	—		8,247,908
South Africa	19,002,788	—	—		19,002,788
South Korea	35,239,003	—	—		35,239,003
Spain	63,279,494	—	0	*	63,279,494
Sweden	86,674,460	196,469	—		86,870,929
Switzerland	266,364,148	—	—		266,364,148
Taiwan	37,461,736	—	—		37,461,736
Thailand	—	999,726	—		999,726
Turkey	5,384,502	—	—		5,384,502
United Kingdom	326,569,151	—	—		326,569,151
United States	244,511,236	—	—		244,511,236

Total Common Stocks	3,011,699,009	1,635,877	310,140		3,013,645,026

Investment Companies	30,974,268	—	—		30,974,268

Preferred Stocks	49,263,383	—	—		49,263,383

Warrant	128,683	—	—		128,683

Short-Term Investment
Mutual Fund - Securities Lending Collateral	36,536,687	—	—		36,536,687

Futures Contracts†
Buys	339,775	—	—		339,775

Total	$3,128,941,805	$1,635,877	$310,140		$3,130,887,822

*	Represents one or more Level 3 securities at $0 value as of June 30, 2022.
†	Futures contracts are valued at unrealized appreciation/depreciation.

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Notes to Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Core Fixed

ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$156,425,282	$—		$156,425,282
Corporate Debt	—	509,325,706	0	*	509,325,706
Mortgage Backed Securities - Private Issuers	—	136,365,266	—		136,365,266
Mortgage Backed Securities - U.S. Government Agency Obligations	—	322,105,489	—		322,105,489
Municipal Obligations	—	15,926,548	—		15,926,548
Sovereign Debt Obligations	—	4,069,151	—		4,069,151
U.S. Government and Agency Obligations	—	360,250,710	—		360,250,710

Total Debt Obligations	—	1,504,468,152	0		1,504,468,152

Short-Term Investment
Mutual Fund - Securities Lending Collateral	26,457,905	—	—		26,457,905

Futures Contracts†
Sales	504,336	—	—		504,336

Forward Foreign Currency Contracts†	—	323,967	—		323,967

Total	$26,962,241	$1,504,792,119	$0		$1,531,754,360

LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitments	$—	$(2,412,329)	$—	$(2,412,329)

Futures Contracts†
Buys	(460,407)	—	—	(460,407)

Forward Foreign Currency Contracts†	—	(68,134)	—	(68,134)

Total	$(460,407)	$(2,480,463)	$—	$(2,940,870)

*	Represents one or more Level 3 securities at $0 value as of June 30, 2022.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

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Notes to Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Opportunistic Fixed

ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$45,273,754	$—		$45,273,754
Bank Loans	—	160,914,872	—		160,914,872
Convertible Debt	—	11,572,781	—		11,572,781
Corporate Debt	—	330,473,969	—		330,473,969
Mortgage Backed Securities - Private Issuers	—	55,800,151	—		55,800,151
Mortgage Backed Securities - U.S. Government Agency Obligations	—	427,873	—		427,873
Sovereign Debt Obligations	—	317,050,306	368,597		317,418,903
U.S. Government and Agency Obligations	—	7,218,952	—		7,218,952

Total Debt Obligations	—	928,732,658	368,597		929,101,255

Common Stocks
Energy	65	—	—		65
Industrial	—	—	0	*	0
Utilities	—	1,497,160	—		1,497,160

Total Common Stocks	65	1,497,160	0		1,497,225

Convertible Preferred Stocks
Basic Materials	150,747	—	—		150,747
Consumer, Non-cyclical	221,910	—	—		221,910
Energy	—	3,914,681	—		3,914,681
Financial	782,764	—	—		782,764
Technology	172,862	—	—		172,862
Utilities	426,372	—	—		426,372

Total Convertible Preferred Stocks	1,754,655	3,914,681	—		5,669,336

Preferred Stocks	348,085	—	—		348,085

Short-Term Investment
Mutual Fund - Securities Lending Collateral	31,861,522	—	—		31,861,522

Purchased Options
Purchased Currency Options	—	181,363	—		181,363
Purchased Futures Options	413,075	—	—		413,075

Total Purchased Options	413,075	181,363	—		594,438

Futures Contracts†
Buys	619,888	—	—		619,888
Sales	571,611	—	—		571,611

Total Futures Contracts	1,191,499	—	—		1,191,499

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Notes to Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Swaps
OTC Interest Rate Swaps	$—	$41,139	$—	$41,139
Centrally Cleared Interest Rate Swaps†	—	587,227	—	587,227
OTC Credit Default Swaps	—	123,353	—	123,353
Centrally Cleared Credit Default Swaps†	—	420,307	—	420,307

Total Swaps	—	1,172,026	—	1,172,026

Forward Foreign Currency Contracts†	—	10,605,796	—	10,605,796

Total	$35,568,901	$946,103,684	$368,597	$982,041,182

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(2,074,906)	$—	$—	$(2,074,906)
Sales	(8,285)	—	—	(8,285)

Total Futures Contracts	(2,083,191)	—	—	(2,083,191)

Swaps
Centrally Cleared Interest Rate Swaps†	—	(378,756)	—	(378,756)
OTC Credit Default Swaps	—	(10,222)	—	(10,222)
Centrally Cleared Credit Default Swaps†	—	(207,108)	—	(207,108)

Total Swaps	—	(596,086)	—	(596,086)

Forward Foreign Currency Contracts†	—	(10,769,213)	—	(10,769,213)

Written Options	(95,331)	(55,553)	—	(150,884)

Total	$(2,178,522)	$(11,420,852)	$—	$(13,599,374)

*	Represents one or more Level 3 securities at $0 value as of June 30, 2022.
†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Australia	$4,745,424	$—	$—		$4,745,424
Brazil	61,602,157	—	—		61,602,157
Canada	7,169,466	—	—		7,169,466
Chile	4,707,292	—	—		4,707,292
China	542,243,941	—	—		542,243,941
Czech Republic	581,980	—	—		581,980
Egypt	297,901	—	—		297,901
Hong Kong	14,130,249	—	—		14,130,249
Hungary	3,973,709	—	—		3,973,709
India	188,285,254	—	—		188,285,254
Indonesia	28,623,987	—	—		28,623,987
Italy	8,724,231	—	—		8,724,231
Japan	4,474,082	—	—		4,474,082
Macau	1,109,323	—	—		1,109,323
Malaysia	182,370	—	—		182,370
Mexico	64,110,044	—	—		64,110,044
Netherlands	12,858,538	—	—		12,858,538
Panama	32,709	—	—		32,709
Peru	5,522,383	—	—		5,522,383
Philippines	3,644,768	—	—		3,644,768
Poland	5,037,860	—	—		5,037,860
Portugal	4,796,892	—	—		4,796,892
Qatar	3,751,983	—	—		3,751,983
Russia	1,025,366	—	577,203		1,602,569
Singapore	1,417,833	—	—		1,417,833
South Africa	41,611,195	—	—		41,611,195
South Korea	89,283,599	—	—		89,283,599
Taiwan	212,367,922	—	0	*	212,367,922
Thailand	7,787,418	2,986,263	—		10,773,681
Turkey	7,916,948	—	—		7,916,948
United Arab Emirates	607,059	—	—		607,059
United Kingdom	11,247,738	—	—		11,247,738
United States	16,500,649	—	—		16,500,649
Uruguay	2,056,714	—	—		2,056,714

Total Common Stocks	1,362,428,984	2,986,263	577,203		1,365,992,450

Investment Company	9,325,913	—	—		9,325,913

Preferred Stocks	11,937,089	—	—		11,937,089

Warrants	2,068,446	2,282,324	—		4,350,770

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Notes to Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investment
Mutual Fund - Securities Lending Collateral	$12,039,315	$—	$—	$12,039,315

Futures Contracts†
Sales	2,103	—	—	2,103

Total	$1,397,801,850	$5,268,587	$577,203	$1,403,647,640

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(278,522)	$—	$—	$(278,522)

Total	$(278,522)	$—	$—	$(278,522)

*	Represents one or more Level 3 securities at $0 value as of June 30, 2022.
†	Futures contracts are valued at unrealized appreciation/depreciation.

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$17,741,725	$44,292	$—	$17,786,017
Austria	94,135	—	—	94,135
Bermuda	558,710	—	—	558,710
Brazil	1,201,086	—	—	1,201,086
Burkina Faso	520,180	—	—	520,180
Canada	46,740,235	—	—	46,740,235
China	9,053,555	—	—	9,053,555
Denmark	5,837,506	—	—	5,837,506
Finland	1,484,969	—	—	1,484,969
France	33,085,410	—	—	33,085,410
Germany	16,631,449	—	—	16,631,449
Hong Kong	10,850,970	—	—	10,850,970
Indonesia	109,854	—	—	109,854
Ireland	6,876,108	—	—	6,876,108
Israel	12,042,196	—	—	12,042,196

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Notes to Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Italy	$2,258,279	$—	$—		$2,258,279
Japan	54,209,153	—	—		54,209,153
Jordan	829,496	—	—		829,496
Luxembourg	799,131	—	—		799,131
Netherlands	17,451,127	—	—		17,451,127
New Zealand	3,438,114	—	—		3,438,114
Norway	5,494,149	—	—		5,494,149
Portugal	1,553,604	—	—		1,553,604
Puerto Rico	2,100,189	—	—		2,100,189
Singapore	7,154,839	—	0	*	7,154,839
South Africa	1,498,964	—	—		1,498,964
South Korea	3,941,783	—	—		3,941,783
Spain	6,827,357	—	—		6,827,357
Sweden	3,253,247	—	—		3,253,247
Switzerland	28,679,953	—	—		28,679,953
United Kingdom	41,502,513	—	—		41,502,513
United States	789,847,240	—	—		789,847,240

Total Common Stocks	1,133,667,226	44,292	0		1,133,711,518

Preferred Stock	20,111	—	—		20,111

Short-Term Investment
Mutual Fund - Securities Lending Collateral	4,059,373	—	—		4,059,373

Futures Contracts†
Buys	35,943	—	—		35,943

Total	$1,137,782,653	$44,292	$0		$1,137,826,945

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(79,373)	$—	$—	$(79,373)

Total	$(79,373)	$—	$—	$(79,373)

*	Represents one or more Level 3 securities at $0 value as of June 30, 2022.
†	Futures contracts are valued at unrealized appreciation/depreciation.

3.	Bank Loans

Core Fixed and Opportunistic Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At June 30, 2022, Opportunistic Fixed had the following unfunded loan commitments:

Borrower	Par	Cost	Value	Unrealized Gain (Loss)
Athenahealth, Inc.	$17,391	$17,391	$16,052	$(1,339)
Thermostat Purchaser III, Inc.	55,263	55,389	52,224	(3,165)
VT Topco, Inc.	10,130	10,130	9,699	(431)
Western Dental Services, Inc.	3,300	3,300	3,092	(208)

	$86,084	$86,210	$81,067	$(5,143)

For information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual Report. Additional investment related disclosures are hereby incorporated by reference to the Annual and Semi-Annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.